SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Numerator [Abstract]
Earnings	$ 297,000,000		$ 348,000,000		$ 269,000,000		$ 247,000,000		$ 282,000,000		$ 296,000,000		$ 245,000,000		$ 178,000,000		$ 1,161,000,000	$ 1,001,000,000	$ 859,000,000
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	246,400		246,100		245,700		245,300		244,400		244,100		243,600		243,300		245,891	243,863	241,347
Dilutive effect of stock options, restricted stock awards and restricted stock units																	4,764	5,469	5,346
Weighted-average common shares outstanding for diluted EPS	251,300		250,800		250,100		249,700		249,900		249,300		248,500		247,500		250,655	249,332	246,693
Earnings Per Share [Abstract]
Basic earnings per common share	$ 1.21	[1]	$ 1.41	[1]	$ 1.1	[1]	$ 1.01	[1]	$ 1.15	[1]	$ 1.21	[1]	$ 1	[1]	$ 0.73	[1]	$ 4.72	$ 4.1	$ 3.56
Diluted earnings per common share	$ 1.18	[1]	$ 1.39	[1]	$ 1.08	[1]	$ 0.99	[1]	$ 1.13	[1]	$ 1.19	[1]	$ 0.98	[1]	$ 0.72	[1]	$ 4.63	$ 4.01	$ 3.48
Dividends declared per share of common stock																	$ 2.64	$ 2.52	$ 2.4
San Diego Gas and Electric Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings									119,000,000		134,000,000		66,000,000		92,000,000		507,000,000	411,000,000	489,000,000
Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings																	$ 333,000,000	$ 365,000,000	$ 290,000,000

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.